Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.05002%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,628,764.59

Principal:
Principal Collections	$27,517,687.85
Prepayments in Full	$14,693,161.61
Liquidation Proceeds	$594,146.21
Recoveries	$81,966.75
Sub Total	$42,886,962.42
Collections	$47,515,727.01

Purchase Amounts:
Purchase Amounts Related to Principal	$112,883.68
Purchase Amounts Related to Interest	$771.07
Sub Total	$113,654.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,629,381.76

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,629,381.76
Servicing Fee	$925,669.47	$925,669.47	$0.00	$0.00	$46,703,712.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,703,712.29
Interest - Class A-2a Notes	$749,172.79	$749,172.79	$0.00	$0.00	$45,954,539.50
Interest - Class A-2b Notes	$577,230.27	$577,230.27	$0.00	$0.00	$45,377,309.23
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$43,401,059.23
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$43,036,259.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,036,259.23
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$42,836,289.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,836,289.98
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$42,691,147.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,691,147.40
Regular Principal Payment	$38,566,312.88	$38,566,312.88	$0.00	$0.00	$4,124,834.52
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,124,834.52
Residual Released to Depositor	$0.00	$4,124,834.52	$0.00	$0.00	$0.00
Total		$47,629,381.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,566,312.88
Total					$38,566,312.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,308,596.51	$64.93	$749,172.79	$2.09	$24,057,769.30	$67.02
Class A-2b Notes	$15,257,716.37	$64.93	$577,230.27	$2.46	$15,834,946.64	$67.39
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$38,566,312.88	$24.43	$4,012,564.89	$2.54	$42,578,877.77	$26.97

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$174,904,152.87	0.4871982	$151,595,556.36	0.4222717
Class A-2b Notes	$114,491,576.38	0.4871982	$99,233,860.01	0.4222717
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$974,335,729.25	0.6170822	$935,769,416.37	0.5926567

Pool Information
Weighted Average APR	4.898%	4.916%
Weighted Average Remaining Term	47.53	46.74
Number of Receivables Outstanding	37,508	36,745
Pool Balance	$1,110,803,359.77	$1,067,602,947.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,018,629,366.02	$979,415,046.95
Pool Factor	0.6412795	0.6163394

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$88,187,900.18
Targeted Overcollateralization Amount	$131,833,530.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$131,833,530.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$282,533.29
(Recoveries)		34	$81,966.75
Net Loss for Current Collection Period			$200,566.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2167%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7037%
Second Prior Collection Period			0.4428%
Prior Collection Period			0.4298%
Current Collection Period			0.2210%
Four Month Average (Current and Prior Three Collection Periods)			0.4493%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		973	$4,979,003.36
(Cumulative Recoveries)			$602,659.06
Cumulative Net Loss for All Collection Periods			$4,376,344.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2527%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,117.17
Average Net Loss for Receivables that have experienced a Realized Loss			$4,497.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	258	$9,984,761.60
61-90 Days Delinquent	0.18%	50	$1,925,762.11
91-120 Days Delinquent	0.03%	5	$326,565.30
Over 120 Days Delinquent	0.05%	13	$570,889.61
Total Delinquent Receivables	1.20%	326	$12,807,978.62

Repossession Inventory:
Repossessed in the Current Collection Period		28	$1,405,421.15
Total Repossessed Inventory		52	$2,522,072.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1514%
Prior Collection Period			0.1600%
Current Collection Period			0.1851%
Three Month Average			0.1655%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2644%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$3,504,743.80
2 Months Extended	146	$6,256,562.04
3+ Months Extended	25	$955,600.85

Total Receivables Extended	263	$10,716,906.69
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer